UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  May 31, 2014

Item 1. Reports to Stockholders.

Annual Report

Visium Event Driven Fund
Institutional Class (Symbol: VIDIX)
Investor Class (Symbol: VIDVX)

May 31, 2014

Investment Adviser

Visium Asset Management, LP
888 Seventh Avenue, 22nd Floor
New York, New York 10019

Phone: 1-855-9VISIUM
www.visiummutualfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	11

SCHEDULE OF SECURITIES SOLD SHORT	17

SCHEDULE OF OPTIONS WRITTEN	19

STATEMENT OF ASSETS AND LIABILITIES	20

STATEMENT OF OPERATIONS	21

STATEMENTS OF CHANGES IN NET ASSETS	22

FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	37

NOTICE OF PRIVACY POLICY & PRACTICES	38

ADDITIONAL INFORMATION	39

VISIUM EVENT DRIVEN FUND:  YEAR ENDED MAY 31, 2014

Dear Shareholder:

The Visium Event Driven Fund (“the Fund”) gained +6.50% net of fees and expenses for the 10 month period ending May 31, 2014.  As a reminder, the fund was converted from its hedge fund structure to a mutual fund structure in August 2013.  Comparing these returns to a broader industry index, the S&P 500 Total Return Index posted a gain of +16.18% for the same ten month period.

The Fund employs two core sub-strategies: 1) Merger Arbitrage, which focuses on capturing merger spreads and exploiting trading opportunities centered on announced mergers, and 2) Special Situations, which focuses on event-driven investment opportunities in companies at an earlier stage in the transaction cycle that are potential candidates for mergers, restructurings and activist-shareholder initiatives.  During the 10 month period ended May 31, 2014 the investment results from our merger arbitrage sub-strategy were favorably impacted by an increase in the volume of mergers and acquisitions (“M&A”), particularly during the latter part of 2013 and the first five months of 2014.  The increase in M&A volume resulted in an increase in the number of investable opportunities for the Merger Arbitrage sub-strategy.  The benefits associated with the increase in M&A activity were partly offset by tight spreads on announced deals, which are the result of low interest rates and continued demand for low correlated equity investment strategies.  The Special Situations sub-strategy during this period benefitted from an increasing number of event driven opportunities, including mergers, restructurings, spinoffs and activist initiatives.  The Special Situations sub-strategy typically has a higher correlation to overall stock price movements than the Merger Arbitrage sub-strategy, and as such the Special Situations sub-strategy also benefitted from higher stock prices during this period.  Investment results during the period were adversely impacted by short-sale investments in individual securities and short positions in market index and sector  focused instruments, whose value rose with the overall equity markets.

The U.S. equity markets marched steadily higher during the ten month period ended May 31, 2014 as U.S. economic data continued to show modest improvement and corporate earnings growth outpaced revenue growth due to continued strong operating performance of U.S. companies.  U.S. equity markets experienced two modest selloffs during this twelve month period.  One in August 2013 when investors became concerned about the impact of the Federal Reserve Bank reducing its asset purchases and another in January/February 2014 that was driven by the conflict in the Ukraine and the potential negative impact on economic growth of unusually severe winter weather in parts of the country.  U.S. equity markets during this twelve month period continued to benefit from favorable capital flows and robust capital markets activity.

The merger arbitrage and special situations investment universe continues to be favorably impacted by several important trends that we believe will last for several years:

M&A Volume Growth

In previous shareholder communications we have discussed how low interest rates, modest economic growth, high corporate cash levels and robust capital markets have created an ideal environment for M&A activity.  We also observed that the volume of M&A activity has been below trend since the 2008 financial crisis and that M&A activity has uncharacteristically lagged the strong rebound in stock prices since early 2009.  To illustrate, according to data from Morgan Stanley and Thomason Reuters, the dollar volume of M&A announcements globally peaked  in 2007 at just under $4 trillion.  The credit crisis in mid-2007 and the financial crisis of 2008 conspired to lower M&A announcements to approximately $1.8 trillion in 2009.  However, subsequent to 2009 global M&A volume announcements have ranged from $2.3 trillion in 2010 to $2.1 trillion in 2013 – well under the $4 trillion announced in 2007.  While stock prices bottomed in March 2009 and are up almost three fold (per the S&P 500 index rise from 666 to over 1800) to the end of 2013, M&A volumes remained at just over half the peak of 2007.  Over the past two years leading M&A professionals have remarked to us that the lag in M&A announcements versus strong stock price performance during this cycle is unprecedented  and could set the stage for a rebound in M&A activity as pent up demand for deals is finally unleashed.  This rebound now appears to be happening if the volume of M&A announcements thus far in 2014 is any guide.  According to Bloomberg Brief the annualized level of M&A announcements thus far in 2014 exceeds $3 trillion, and the pace of M&A announcements in the second quarter of 2014 is approaching $1.0 trillion.  The substantial pickup in M&A announcements thus far in 2014 is being driven by several developments.  In our view the most important development over the past eighteen months has been the favorable stock price performance of the acquiring company’s shares when a deal is announced – what we refer to as the “buyer’s stock rally” phenomenon.  The buyer’s stock rally phenomenon is driven by the observation that most acquisitions today – due to the level of stock prices, low interest rates and potential deal synergies – are immediately accretive to earnings for the buyer.  According to data from Morgan Stanley the shares of the acquiring company rallied post the deal announcement with increasing frequency in 2013, and this is pattern is continuing in 2014.  It is our belief that the buyer’s stock rally phenomenon has emboldened more managements to pursue acquisitions, and this is driving the pickup in M&A volumes.  Tax inversion deals where the acquirer is seeks to use an acquisition to deploy stranded cash in overseas subsidiaries and to achieve a more favorable tax domicile is also driving M&A activity, particularly some of the large healthcare transactions announced in 2014.  The increase in the number of hostile and unsolicited merger proposals in 2014 is another sign that managements will be more aggressive in pursuing deals and that corporate confidence has rebounded.  We believe we are in the early stages of the uptick in the M&A cycle, and that high levels of deal activity could last for several years.

Corporate Simplification and Shareholder Activism

In our last shareholder communication we discussed the changing landscape for shareholder activism and how activist shareholders are better funded and better positioned to create positive change at an increasing number of large companies.  With iconic companies such as Apple, Microsoft, Pepsico and Sony being pressured by activist shareholders to change their capital allocation and business strategies it appears that almost every company today is a potential activist target.  In some cases the activist will prevail in forcing the target company to pursue a merger with a strategic acquirer, while in other cases the activist will be successful in forcing the target company to pursue a corporate simplification strategy such as an asset sale or spinoff to drive higher share value.  As a result we are seeing more and more companies – either due to the presence of an activist or the potential emergence of an activist – pursue corporate simplification strategies in an effort to enhance shareholder value.  The same favorable factors that are driving M&A activity – high corporate cash levels, low interest rates, low economic growth and robust capital markets activity – also provide a tailwind for corporate simplification strategies.  With the funding level of activist funds reportedly approaching $100 billion we believe corporation simplification strategies involving asset sales, spinoffs and large stock buybacks will continue to grow in the coming years.

We thank you for your continued support.

Must be preceded or accompanied by a Prospectus

Mutual fund investing involves risk.  Principal loss is possible.  Event-driven investments carry the risk that an expected event or transaction may not be completed, or be completed on less favorable terms than expected.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities.  The fund may make short sales of securities, which involves the risk that losses to those securities may exceed the original amount invested by the Fund.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.  Investments in micro, small and medium capitalization companies involve less liquidity and greater volatility than investments in larger companies.  The Fund may use certain types of investment derivatives such as futures, forwards, and swaps.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  The Fund may purchase IPOs (initial public offerings) which can fluctuate considerably and could have a magnified impact on fund performance when the Fund’s asset base is small.  The Fund may invest in other investment companies and ETFs and will bear its share of fees and expenses, in addition to indirectly bearing the principal risks of those underlying funds.  The Fund may have a higher turnover rate which could result in higher transaction costs and higher tax liability which may affect returns.

The S&P 500 Index is an unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly into an Index.

Please refer to the schedule of investments on Page 11 of the report for holdings information.  Fund Holdings and Sector allocations should not be considered a recommendation to buy or sell any security.  In addition, please note that the Fund holdings and sector allocations are subject to change.

The Visium Event Driven Fund is distributed by Quasar Distributors, LLC.

VISIUM EVENT DRIVEN FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013–May 31, 2014).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution and service (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued

VISIUM EVENT DRIVEN FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2013 –
	December 1, 2013	May 31, 2014	May 31, 2014
Actual**	$1,000.00	$1,012.30	$11.89
Hypothetical (5% return
before expenses)***	$1,000.00	$1,013.11	$11.90

*
Expenses are equal to the Fund’s annualized expense ratio of 2.04%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.75%.

**	Excluding dividends on short positions and interest expense, your expenses for the one-half year period covered by this report would be $8.78.
***	Excluding dividends on short positions and interest expense, your hypothetical expenses for the one-half year period covered by this report would be $8.80.

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2013 –
	December 1, 2013	May 31, 2014	May 31, 2014
Actual**	$1,000.00	$1,011.30	$13.29
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.72	$13.29

*
Expenses are equal to the Fund’s annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since inception).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 2.00%.

**	Excluding dividends on short positions and interest expense, your expenses for the one-half year period covered by this report would be $10.03.
***	Excluding dividends on short positions and interest expense, your hypothetical expenses for the one-half year period covered by this report would be $10.05.

VISIUM EVENT DRIVEN FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is to achieve capital growth while maintaining a low correlation to and lower volatility than the S&P 500® Index.  The Fund pursues its investment objective by employing an event-driven investment approach targeting the equity and fixed income securities of companies that the Adviser believes will be impacted by pending or anticipated corporate events.  Such corporate events include, but are not limited to, mergers, acquisitions, spin-offs, bankruptcy restructurings, stock buybacks, industry consolidations, large capital expenditure programs, significant management changes, self-liquidations or other similar events.

Portfolio Allocation
As of May 31, 2014
% of Net Assets

Continued

VISIUM EVENT DRIVEN FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns—For Periods Ended May 31, 2014

	6	One	3	5	10
	Month	Year	Year	Year	Year
Visium Event Driven Fund –
Institutional Class	1.23%	6.06%	1.41%	5.36%	3.48%
Visium Event Driven Fund –
Investor Class	1.13%	5.96%	1.38%	5.34%	3.47%
S&P 500 Index	7.62%	20.45%	15.15%	18.40%	7.77%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-9VISIUM.

Investment performance for the Fund reflects the waiver and recovery of previously waived expenses by the Adviser.  In the absence of such waivers, total returns would be reduced.

The returns shown in the table above and the following graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph below illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date.  The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange.  The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Continued

VISIUM EVENT DRIVEN FUND
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

*
Inception Date July 31, 2013, The Visium Catalyst Event Driven Fund, LP, a limited partnership managed by the Adviser on a fully discretionary basis, converted into the Fund by transferring all of its assets to the Fund in exchange for shares of the Fund.

Investor Class
Growth of $10,000 Investment

*
Inception Date July 31, 2013, The Visium Catalyst Event Driven Fund, LP, a limited partnership managed by the Adviser on a fully discretionary basis, converted into the Fund by transferring all of its assets to the Fund in exchange for shares of the Fund.

VISIUM EVENT DRIVEN FUND

Schedule of Investments

May 31, 2014

	Shares	Value

COMMON STOCKS – 84.14%

Airlines – 0.09%
AMR Corp. Escrow (a)	8,077	$15,023

Aerospace & Defense – 0.24%
B/E Aerospace, Inc. (a)	400	38,700

Airlines – 0.16%
Jetblue Airways Corp. (a)	2,702	26,101

Automobiles – 1.72%
Fiat SpA (a)(b)	25,965	271,991

Beverages – 0.03%
Cott Corp. (b)	633	4,494

Biotechnology – 3.55%
Amarin Corp. PLC – ADR (a)	1,297	1,829
NPS Pharmaceuticals, Inc. (a)	400	12,452
Theravance, Inc. (a)	19,109	547,473
		561,754

Chemicals – 7.87%
Ashland, Inc. (c)	7,483	770,749
WR Grace & Co. (a)	5,156	474,764
		1,245,513

Commercial Services & Supplies – 2.27%
Iron Mountain, Inc.	11,519	358,702

Communications Equipment – 3.25%
Juniper Networks, Inc. (a)	20,058	490,619
Riverbed Technology, Inc. (a)	1,213	24,648
		515,267

Construction & Engineering – 1.16%
Foster Wheeler AG (b)	5,413	183,284

Construction Materials – 0.11%
Texas Industries, Inc. (a)	204	17,521

Consumer Finance – 2.27%
DFC Global Corp. (a)	219	2,052
Navient Corp. (a)	14,642	231,343
SLM Corp.	14,642	126,068
		359,463

Diversified Telecommunication Services – 0.73%
Ziggo NV (b)	2,464	116,194

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

May 31, 2014

	Shares	Value

COMMON STOCKS – 84.14% (Continued)

Electric Utilities – 0.11%
UNS Energy Corp.	280	$16,960

Electronic Equipment, Instruments & Components – 0.03%
Aeroflex Holding Corp. (a)	406	4,255

Energy Equipment & Services – 2.12%
Noble Corp PLC (b)	10,656	335,238

Food & Staples Retailing – 0.32%
Safeway, Inc.	1,479	50,789

Health Care Equipment & Supplies – 0.04%
CONMED Corp.	136	6,106

Health Care Providers & Services – 2.46%
Brookdale Senior Living, Inc. (a)	11,382	378,566
WellCare Health Plans, Inc. (a)	134	10,378
		388,944

Hotels, Restaurants & Leisure – 3.85%
Bob Evans Farms, Inc. (c)	13,651	609,790

Household Durables – 3.66%
Lennar Corp.	16,834	580,268

Insurance – 6.32%
Aspen Insurance Holdings Ltd. (b)	900	41,355
Hartford Financial Services Group, Inc. (c)	27,681	959,147
		1,000,502

Internet & Catalog Retail – 3.57%
Liberty Ventures (a)	8,516	565,462

Internet Software & Services – 1.59%
eBay, Inc. (a)	3,599	182,577
Rackspace Hosting, Inc. (a)	1,900	69,331
		251,908

Media – 13.85%
DIRECTV (a)	1,800	148,392
DISH Network Corp. (a)	300	17,598
Lamar Advertising Co.	13,909	686,270
Liberty Global PLC (a)(b)	2,686	114,961
Liberty Media Corp. (a)	676	85,940
Loral Space & Communications, Inc. (a)	277	20,038
News Corp. (a)(c)	36,413	621,206

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

May 31, 2014

	Shares	Value

COMMON STOCKS – 84.14% (Continued)

Media – 13.85% (Continued)
Sirius XM Holdings, Inc. (a)	43,215	$141,745
Time Warner Cable, Inc.	1,609	227,126
Twenty-First Century Fox, Inc.	3,762	129,639
		2,192,915

Metals & Mining – 7.60%
Gold Fields Ltd. – ADR	78,974	279,568
Osisko Mining Corp. (a)(b)	4,550	33,864
SunCoke Energy, Inc. (a)	44,289	889,323
		1,202,755

Multiline Retail – 0.03%
Fred’s, Inc.	310	4,734

Oil, Gas & Consumable Fuels – 5.61%
EPL Oil & Gas, Inc. (a)	1,664	63,082
Occidental Petroleum Corp. (c)	8,281	825,533
		888,615

Pharmaceuticals – 2.70%
Allergan, Inc.	700	117,222
AstraZeneca PLC – ADR	2,300	166,060
Forest Laboratories, Inc. (a)	1,509	143,023
Mallinckrodt PLC (a)(b)	6	467
		426,772

Semiconductors & Semiconductor Equipment – 1.15%
Montage Technology Group Ltd. (a)(b)	1,374	26,051
SunEdison, Inc. (a)	7,197	141,709
TriQuint Semiconductor, Inc. (a)	910	14,160
		181,920

Software – 2.75%
Nuance Communications, Inc. (a)	26,858	434,697

Specialty Retail – 1.80%
Mens Wearhouse, Inc.	3,066	152,625
Office Depot, Inc. (a)	25,715	131,661
		284,286

Tobacco – 0.35%
Lorillard, Inc.	900	55,953

Wired Telecommunications Carriers – 0.03%
Adelphia Recovery Trust (a)	510,588	5,106

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

May 31, 2014

	Shares	Value

COMMON STOCKS – 84.14% (Continued)

Wireless Telecommunication Services – 0.75%
Sprint Corp. (a)	3,265	$31,181
T-Mobile US, Inc. (a)	2,300	78,959
Vodafone Group PLC – ADR	225	7,877
		118,017
TOTAL COMMON STOCKS (Cost $13,039,888)		13,319,999

CORPORATE BONDS – 0.97%

Communications – 0.04%
Adelphia Communications Corp Sr Note 7.5% 2004
7.50%, 01/15/2004 (d)	237,265	2,135
7.75%, 01/15/2009 (d)	188,958	945
10.25%, 06/15/2011 (d)	304,655	2,742
7.88%, 05/01/2009 (d)	54,446	272
		6,094
Medical Equipment and Supplies Manufacturing – 0.93%
Biomet, Inc.
6.50%, 08/01/2020	135,000	147,150
TOTAL CORPORATE BONDS (Cost $153,235)		153,244

REAL ESTATE INVESTMENT TRUSTS – 7.31%
American Realty Capital Properties, Inc.	1,351	16,766
Colony Financial, Inc.	10,795	239,217
Newcastle Investment Corp.	75,570	364,247
NorthStar Realty Finance Corp.	32,421	536,568
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,069,036)		1,156,798

RIGHTS – 0.00%

Health Care Equipment & Services – 0.00%
Community Health Systems, Inc. (a)	1,997	150
TOTAL RIGHTS (Cost $0)		150

WARRANTS – 0.01%

Media – 0.01%
RLJ Entertainment, Inc. (a)	3,980	995
TOTAL WARRANTS (Cost $1,393)		995

	Contracts
PURCHASED OPTIONS – 0.43%

Call Options – 0.03%
Arena Pharmaceuticals, Inc.
Expiration: July, 2014, Exercise Price: $7.00	18	396

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

May 31, 2014

	Contracts	Value
PURCHASED OPTIONS – 0.43% (Continued)

Call Options – 0.03% (Continued)
Hillshire Brands Co.
Expiration: June, 2014, Exercise Price: $50.00	4	1,320
Expiration: June, 2014, Exercise Price: $55.00	9	720
Jetblue Airways Corp.
Expiration: September, 2014, Exercise Price: $10.00	12	720
JetBlue Airways Corp.
Expiration: June, 2014, Exercise Price: $10.00	7	70
Pinnacle Foods, Inc.
Expiration: June, 2014, Exercise Price: $32.50	9	450
Valeant Pharmaceuticals, Inc.
Expiration: July, 2014, Exercise Price: $145.00	2	460
Expiration: October, 2014, Exercise Price: $145.00	2	1,250
TOTAL CALL OPTIONS (Cost $5,968)		5,386

Put Options – 0.40%
Allergan, Inc.
Expiration: September, 2014, Exercise Price: $140.00	6	1,800
Aspen Insurance Holdings Ltd.
Expiration: September, 2014, Exercise Price: $45.00	9	2,160
AstraZeneca PLC
Expiration: October, 2014, Exercise Price: $72.50	23	13,800
B/E Aerospace, Inc.
Expiration: October, 2014, Exercise Price: $95.00	4	2,500
CONMED Corp.
Expiration: August, 2014, Exercise Price: $40.00	6	585
Cott Corp.
Expiration: August, 2014, Exercise Price: $7.50	6	450
DIRECTV
Expiration: June, 2015, Exercise Price: $80.00	18	7,965
Forest Laboratories, Inc.
Expiration: July, 2014, Exercise Price: $80.00	13	325
Fred’s, Inc.
Expiration: July, 2014, Exercise Price: $15.00	13	1,040
Hillshire Brands Co.
Expiration: June, 2014, Exercise Price: $50.00	9	405
Expiration: October, 2014, Exercise Price: $36.00	9	315
Loral Space & Communications, Inc.
Expiration: July, 2014, Exercise Price: $70.00	4	640
Lorillard, Inc.
Expiration: July, 2014, Exercise Price: $60.00	9	1,620
Mens Wearhouse, Inc.
Expiration: July, 2014, Exercise Price: $47.00	5	725
Montage Technology Group Ltd.
Expiration: July, 2014, Exercise Price: $17.50	16	1,840

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

May 31, 2014

	Contracts	Value

PURCHASED OPTIONS – 0.43% (Continued)

Put Options – 0.40% (Continued)
NorthStar Realty Finance Corp.
Expiration: September, 2014, Exercise Price: $16.00	27	$2,295
NPS Pharmaceuticals, Inc.
Expiration: November, 2014, Exercise Price: $32.00	4	2,092
Rackspace Hosting, Inc.
Expiration: September, 2014, Exercise Price: $36.00	19	5,795
Riverbed Technology, Inc.
Expiration: December, 2014, Exercise Price: $20.00	12	1,782
Sirius XM Holdings, Inc.
Expiration: September, 2014, Exercise Price: $3.00	91	956
Sprint Corp.
Expiration: August, 2014, Exercise Price: $9.00	32	1,856
Time Warner Cable, Inc.
Expiration: January, 2015, Exercise Price: $135.00	14	9,170
T-Mobile US, Inc.
Expiration: July, 2014, Exercise Price: $33.00	23	3,634
WellCare Health Plans, Inc.
Expiration: September, 2014, Exercise Price: $60.00	2	155
TOTAL PUT OPTIONS (Cost $77,050)		63,905
TOTAL PURCHASED OPTIONS (Cost $83,018)		69,291
TOTAL INVESTMENTS (Cost $14,346,570) – 92.86%		14,700,477
Other Assets in Excess of Liabilities – 7.14%		1,130,078
TOTAL NET ASSETS – 100.00%		$15,830,555

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Securities in default.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Securities Sold Short

May 31, 2014

	Shares	Value

SECURITIES SOLD SHORT – 34.78%

Construction Materials – 0.11%
Martin Marietta Materials, Inc.	137	$16,824

Food Products – 0.13%
Hillshire Brands Co.	400	21,312

Funds, Trusts & Financial Vehicles – 23.92%
iShares Russell 2000 ETF (c)	12,014	1,355,900
SPDR S&P 500 ETF Trust (c)	6,905	1,330,110
SPDR S&P MidCap 400 ETF Trust (c)	4,391	1,101,614
		3,787,624

Health Care Equipment & Services – 1.60%
ICU Medical, Inc. (a)	4,213	253,075

Hotel, Restaurants & Leisure – 0.03%
Cracker Barrel Old Country Store, Inc.	46	4,625

Household Durables – 4.35%
Lennar Corp.	16,834	688,511

Insurance – 0.06%
Endurance Specialty Holdings Ltd. (b)	181	9,361

Internet & Catalog Retail – 1.25%
TripAdvisor, Inc. (a)	2,047	198,907

Media – 1.85%
Comcast Corp.	2,401	125,332
Charter Communications, Inc. (a)	163	23,332
Liberty Global PLC – Series A (a)(b)	970	43,669
Liberty Global PLC – Series C (a)	161	6,891
Twenty-First Century Fox, Inc.	2,634	93,270
		292,494

Metals & Mining – 0.12%
Agnico Eagle Mines Ltd. (a)	332	10,101
Yamana Gold, Inc. (a)	1,208	9,013
		19,114

Oil, Gas & Consumables Fuels – 0.50%
Energy XXI Bermuda Ltd. (b)	936	20,077
Peabody Energy Corp.	3,645	58,903
		78,980

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Securities Sold Short (Continued)

May 31, 2014

	Shares	Value

SECURITIES SOLD SHORT – 34.78% (Continued)

Pharmaceuticals – 0.67%
Actavis PLC (a)(b)	499	$105,559

Real Estate Investment Trusts – 0.10%
Realty Income Corp.	362	15,675

Semiconductors & Semiconductor Equipment – 0.09%
RF Micro Devices, Inc. (a)	1,524	14,341
TOTAL SECURITIES SOLD SHORT (Proceeds $5,313,317)		$5,506,402

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Exchange traded fund.

Abbreviations:
PLC	Public Limited Company
Ltd.	Limited Liability Company

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Options Written

May 31, 2014

	Contracts	Value

OPTIONS WRITTEN – 0.02%

CALL OPTIONS – 0.00%
Valeant Pharmaceuticals, Inc.
Expiration: October, 2014, Exercise Price: $165.00	2	$420
TOTAL CALL OPTIONS		420

PUT OPTIONS – 0.02%
Time Warner Cable, Inc.
Expiration: January, 2015, Exercise Price: $115.00	14	2,870
TOTAL PUT OPTIONS		2,870
TOTAL OPTIONS WRITTEN (Premiums received $3,677)		$3,290

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statement of Assets and Liabilities

May 31, 2014

Assets
Investments, at value (cost of $14,346,570)	$14,700,477
Cash	974,053
Foreign currencies (cost $162,423)	164,293
Dividends and interest receivable	26,767
Receivable from Adviser	19,799
Receivable for investments sold	58,715
Deposit for short sales at broker	6,034,071
Other assets	10,400
Total Assets	21,988,575

Liabilities
Securities sold short, at value (proceeds $5,313,317)	5,506,402
Written options, at value (premiums received of $3,677)	3,290
Payable for investments purchased	572,588
Payable for Fund shares redeemed	2,541
Payable to affiliates	32,276
Payable for distribution fees	58
Payable for shareholder servicing fees	7,458
Accrued expenses and other liabilities	33,407
Total Liabilities	6,158,020
Net Assets	$15,830,555

Net assets consist of:
Paid-in capital	$15,449,360
Accumulated net investment income (loss)	—
Accumulated net realized gain (loss)	218,115
Net unrealized appreciation (depreciation) on:
Investments	367,634
Securities sold short	(193,085)
Foreign currency translation	1,871
Purchased options	(13,727)
Written options	387
Net Assets	$15,830,555

Institutional Class Shares
Net assets	$15,761,119
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,490,426
Net asset value and redemption price per share	$10.57

Investor Class Shares
Net assets	$69,436
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,576
Net asset value, redemption price and offering price per share	$10.56

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statement of Operations

For the Period Ended May 31, 2014(1)

Investment Income
Dividend income(2)	$193,278
Interest income	568
Total Investment Income	193,846

Expenses
Management fees	106,985
Administration fees	85,877
Transfer agent fees and expenses	50,470
Dividends on short positions	45,927
Federal and state registration fees	32,959
Custody fees	26,177
Audit and tax fees	20,907
Legal fees	11,002
Shareholder servicing fees	8,559
Chief compliance officer fees and expenses	8,327
Reports to shareholders	5,773
Trustees’ fees and related expenses	4,476
Fund accounting fees	3,603
Distribution fees – Investor Class	90
Other expenses	6,775
Total Expenses	417,907
Less waivers and reimbursement by Adviser (Note 4)	(222,111)
Net Expenses	195,796

Net Investment Loss	(1,950)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	854,382
Short transactions	(477,416)
Foreign currency translation	(12,835)
Purchased options	(55,951)
Written options	20,783
Net change in unrealized appreciation (depreciation) on:
Investments	367,634
Short transactions	(193,085)
Foreign currency translation	1,871
Purchased options	(13,727)
Written options	387
Net Realized and Unrealized Gain on Investments	492,043
Net Increase in Net Assets from Operations	$490,093
________
(1)	The Fund commenced operations on July 31, 2013.
(2)	Net of $1,882 in foreign withholding tax and issuance fees.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statements of Changes in Net Assets

Period Ended
5/31/14(1)
From Operations
Net investment loss	$(1,950)
Net realized gain (loss) on:
Investments	854,382
Short transactions	(477,416)
Foreign currency translation	(12,835)
Purchased options	(55,951)
Written options	20,783
Net change in unrealized appreciation (depreciation) on:
Investments	367,634
Short transactions	(193,085)
Foreign currency translation	1,871
Purchased options	(13,727)
Written options	387
Net increase in net assets from operations	490,093

From Distributions
Net realized gain on investments – Investor Class	(394)
Net realized gain on investments – Institutional Class	(95,765)
Net decrease in net assets resulting from distributions paid	(96,159)

From Capital Share Transactions
Proceeds from shares sold – Investor Class	75,500
Proceeds from shares sold – Institutional Class	11,826,229
Proceeds from shares issued from transfer-in-kind – Institutional Class(2)	4,603,109
Net asset value of shares issued to shareholders in
payment of distributions declared – Investor Class	394
Net asset value of shares issued to shareholders in
payment of distributions declared – Institutional Class	95,765
Payments for shares redeemed – Investor Class	(7,677)
Payments for shares redeemed – Institutional Class	(1,156,699)
Net increase in net assets from capital share transactions	15,436,621
Total increase in net assets	15,830,555

Net Assets
Beginning of Period	—
End of Period	$15,830,555

Accumulated Net Investment Loss	$—
________
(1)	The Fund commenced operations on July 31, 2013.
(2)	See Note 8 to financial statements.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND – INVESTOR CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
May 31, 2014(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income (loss)(2)	0.05
Net realized and unrealized gain (loss) on investments	0.60
Total from investment operations	0.65

Less distributions paid:
From net realized gain on investments	(0.09)
Total distributions paid	(0.09)
Net Asset Value, End of Period	$10.56
Total Return(3)	6.49%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$69
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(4)(5)	6.04%
After waivers and reimbursements of expenses(4)(5)	2.63%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses(5)	(2.81)%
After waivers and reimbursements of expenses(5)	0.60%
Portfolio turnover rate(3)	215.26%
________
(1)	The Fund commenced operations on July 31, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 5.41% and 2.00%, respectively, for the period ended May 31, 2014.

(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND – INSTITUTIONAL CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
May 31, 2014(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income (loss)(2)	0.00
Net realized and unrealized gain (loss) on investments	0.66
Total from investment operations	0.66

Less distributions paid:
From net realized gain on investments	(0.09)
Total distributions paid	(0.09)
Net Asset Value, End of Period	$10.57
Total Return(3)	6.59%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$15,761
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(4)(5)	4.88%
After waivers and reimbursements of expenses(4)(5)	2.28%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses(5)	(2.62)%
After waivers and reimbursements of expenses(5)	(0.02)%
Portfolio turnover rate(3)	215.26%
________
(1)	The Fund commenced operations on July 31, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 4.35% and 1.75%, respectively, for the period ended May 31, 2014.

(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements
May 31, 2014

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Visium Event Driven Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve capital growth while maintaining a low correlation and lower volatility than the S&P 500® Index. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  On July 31, 2013, the Visium Catalyst Event Driven Fund, LP, a limited partnership managed by the Adviser on a fully discretionary basis, converted into the Fund by transferring all of its assets to the Fund in exchange for shares of the Fund.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).  If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.  Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  The Fund will value foreign securities at prices supplied by a Pricing Service which take into account such events.  In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  These securities will generally be classified as Level 2.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.  Certain markets are not closed at the time that the Portfolios price portfolio securities.  In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate.  Rights and warrants not traded on a particular day are valued at the mean between the bid and asked quotes or based on an intrinsic value when appropriate.  Otherwise Fair Value will be determined in accordance with the procedures set forth in Appendix II.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments and derivatives carried at fair value as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stocks	$13,053,755	$251,221	$15,023	$13,319,999
Corporate Bonds	—	153,244	—	153,244
Rights	150	—	—	150
Purchased Options	36,638	32,653	—	69,291
Real Estate Investment Trusts	1,156,798	—	—	1,156,798
Warrants	—	995	—	995
Total Assets	$14,247,341	$438,113	$15,023	$14,700,477
Liabilities:
Securities Sold Short	$5,506,402	$—	$—	$5,506,402
Written Options	—	3,290	—	3,290
Total Liabilities	$5,506,402	$3,290	$—	$5,509,692

(1)  See the Schedule of Investments for industry classifications.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

Change in
	Balance			Realized	unrealized	Transfers	Balance
	as of	Acqui-	Dispo-	Gain	appreciation	into	as of
Category	7/31/2013	sitions	sitions	(Loss)	(depreciation)	Level 3	5/31/14
Common Stock	$ —	$15,023	$ —	$ —	$ —	$ —	$15,023

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2014:

Impact to
Valuation
from an
	Fair Value	Valuation	Unobservable	increase
	May 31, 2014	Methodologies	Input(1)	in Input(2)
		Market Assessment	Discount to
		and Company-Specific	Last Traded
Common Stocks	$15,023	Information	Price	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments. Management has determined that market participants would take these inputs into account when valuing the investment.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

During the period ended May 31, 2014, no securities were transferred into or out of Level 1 or 2.

(b)	Derivative Instruments

The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of May 31, 2014:

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets &		Assets &
Derivatives not accounted	Liabilities		Liabilities
for as hedging instruments	Location	Value	Location	Value
Equity Contracts – Options			Options
	Investments,		written,
	at value	$69,291	at value	$3,290
Total		$69,291		$3,290

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2014:

	Amount of Realized Gain or (Loss)
Derivatives not accounted	on Derivatives Recognized in Income
for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts – Options	$(55,951)	$20,783	$(35,168)
Total	$(55,951)	$20,783	$(35,168)

	Change in Unrealized
	Appreciation or (Depreciation)
Derivatives not accounted	on Derivatives Recognized in Income
for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts – Options	$(13,727)	$387	$(13,340)
Total	$(13,727)	$387	$(13,340)

ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Fund is not subject to any Master Netting Arrangements, therefore the Fund was not required to offset any assets or liabilities.

Liabilities:
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the Statement
	Gross	Statement	Statement	of Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Written Options	$3,290	$ —	$3,290	$ —	$(3,290)	$ —

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

(c)	Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Transactions in options written during the period ended May 31, 2014 were as follows:

	Contracts	Premiums
Call Options
Outstanding, beginning of period	—	$—
Options written	179	18,511
Options terminated in closing transactions	(117)	(12,757)
Options exercised	(57)	(4,470)
Options expired	(3)	(728)
Outstanding, end of period	2	$556
	Contracts	Premiums
Put Options
Outstanding, beginning of period	—	$—
Options written	140	16,020
Options terminated in closing transactions	(38)	(2,476)
Options expired	(88)	(10,423)
Outstanding, end of period	14	$3,121

As of May 31, 2014, the fair value of long positions which served as collateral for call options written was $1,434,620.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

Transactions in purchased options during the period ended May 31, 2014 were as follows:

Contracts
Outstanding, beginning of period	—
Options purchased	2,488
Options terminated in closing transactions	(703)
Options exercised	(177)
Options expired	(1,171)
Outstanding, end of period	437

(d)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and payable to broker are held with or due to one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(e)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended May 31, 2014, the Fund did not incur any interest

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

or penalties. The Fund is subject to examination by U.S. federal taxing authorities for the tax periods since the commencement of operations.

(f)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(i)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

(j)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended May 31, 2014:

May 31, 2014
Ordinary Income	96,159
Long-Term Capital Gain	—

As of May 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$14,509,008
Gross tax unrealized appreciation	769,332
Gross tax unrealized depreciation	(577,863)
Net tax unrealized appreciation	191,469
Undistributed ordinary income	380,553
Undistributed long-term capital gain	—
Total distributable earnings	380,553
Other accumulated losses	(190,827)
Total accumulated gains	$381,195

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended May 31, 2014, the following table shows the reclassifications made:

Undistributed Net
Net Investment	Accumulated Net
Income/(Loss)	Gain/(Loss)	Paid In Capital
$1,950	$(14,689)	$12,739

On December 20, 2013, the Fund declared and paid distributions from short-term capital gains of $95,765 and $394, respectively, to the Institutional Class and Investor Class to shareholders of record on December 19, 2013.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with Visium Asset Management, LP (the “Adviser”) to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

The Adviser has contractually agreed to waive its management fees and/or reimburse the Fund’s other expenses at least through July 30, 2016 to the extent necessary to ensure that the Fund’s total annual operating expenses (exclusive of dividends on short positions, brokerage and commission expenses, interest and tax expenses, distribution fees and extraordinary, non-recurring expenses and acquired fund fees and expenses) do not exceed an annual rate of 1.75% and 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for Institutional Class and Investor Class, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  During the period, the Fund waived expenses of $222,111 which are subject to potential recovery before the expiration date of May 31, 2017.

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.  The following table details the fees earned pursuant to the 12b-1 Plan during the period ended May 31, 2014, as well as the fees owed as of May 31, 2014.

Fees Earned	Fees Owed as of
During Fiscal Year	May 31, 2014
$90	$58

The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Fund which authorizes it to pay up to 0.10% of the Fund’s average daily net assets to other financial institutions for shareholder servicing.  The following table details the fees earned pursuant to the Shareholder Serving Plan during the period ended May 31, 2014, as well as the fees owed as of May 31, 2014

Fees Earned	Fees Owed as of
During Fiscal Year	May 31, 2014
$8,559	$7,458

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“U.S.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  The following table details the fees earned for each service during the year ended May 31, 2014, as well as the fees owed as of May 31, 2014.

	Fees Earned	Fees Owed as of
	During Fiscal Year	May 31, 2014
Administration	$85,877	$15,721
Accounting	3,603	116
Custody	26,177	6,131
Transfer agent	50,470	8,648

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the year ended May 31,2014, the Fund was allocated $8,327 of the Trust’s Chief Compliance Officer fee.  At May 31, 2014, the Fund owed fees of $1,660 to USBFS for the Chief Compliance Officer’s services.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
May 31, 2014(1)
Institutional Class
Shares sold	1,133,351
Shares issued from transfer in-kind	459,702
Shares redeemed	(111,817)
Shares issued to holders in reinvestment of distribution	9,190
Net increase	1,490,426

Period Ended
May 31, 2014(1)
Investor Class
Shares sold	7,268
Shares redeemed	(730)
Shares issued to holders in reinvestment of distribution	38
Net increase	6,576

(1)	The Fund commenced operations on July 31, 2013.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
May 31, 2014

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short for the Fund for the period ended May 31, 2014, were $29,631,174 and $19,217,613, respectively. There were no purchases or sales of U.S. government securities for the Fund.

On May 31, 2014, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer in-Kind”) for a net transfer in-kind of $4,603,109.  This was comprised of investments with a fair value as of July 31, 2013 of $5,201,174, which were effectively transferred to the Fund as of that date.  Subsequent to May 31, 2014, the remaining balance due to affiliate as presented within the Statements of Assets and Liabilities was settled through a transfer in-kind of securities sold short with a fair value of $598,065 as of July 31, 2013.

(9)	Subsequent Event

The Fund evaluated subsequent events after the balance sheet date through July 30, 2013, which is the date the consolidated financial statements were available to be issued, for appropriate accounting and disclosure.  No events were identified requiring additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Visium Event Driven Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, schedule of securities sold short, and schedule of options written of the Visium Event Driven Fund (the “Fund”), a portfolio of the diversified series constituting Trust for Professional Managers, as of May 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for the period July 31, 2013 (commencement of operations) to May 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2014, the results of its operations and changes in its net assets and the financial highlights for the period July 31, 2013 (commencement of operations) to May 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
July 30, 2014

VISIUM EVENT DRIVEN FUND
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

VISIUM EVENT DRIVEN FUND
Additional Information
(Unaudited)

Tax Information

For the fiscal period ended May 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 23.03%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2014 was 16.25%.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-9VISIUM.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette		(an open-end
			University		investment
			(2004–present).		company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

VISIUM EVENT DRIVEN FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing	35	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 71		2009	Officer (“CAO”)		Endowment
			and Chief		fund complex
			Compliance		(three closed-
			Officer (“CCO”),		end investment
			Granite Capital		companies);
			International		Independent
			Group, L.P. (an		Trustee, Gottex
			investment		Multi-
			management		Alternatives
			firm) (1994–		fund complex
			2011).		(three closed-
end investment
companies);
Independent
Manager,
Ramius
IDF fund
complex (two
closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 52		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

VISIUM EVENT DRIVEN FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp
Age: 40	and	2013	Fund Services,
	Principal		LLC (2002–
	Financial and		present).
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 34		2005

Robert M. Slotky(2)	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President, U.S.
Milwaukee, WI 53202	Officer, Vice	January 26,	Bancorp Fund
Age: 67	President	2011	Services, LLC
	and Anti-		(2001–present).
Money
Laundering
Officer

Anita M. Zagrodnik(2)	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term;	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer, Vice	Effective	Services, LLC
Age: 54	President	July 1, 2014	(January 2014–present);
	and Anti-		Senior Vice President,
	Money		Ariel Investments, LLC,
	Laundering		(2010–2013); Vice
	Officer		President, Ariel Investments,
LLC, (2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator, U.S.
Milwaukee, WI 53202		July 21,	Bancorp Fund Services,
Age: 32		2011	LLC (2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(2)	Effective July 1, 2014, Anita M. Zagrodnik will replace Robert M. Slotky as Chief Compliance Officer, Vice President and Anti-Money Laundering Officer of the Trust.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995.  These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-9VISIUM.  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record during the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Fund toll free at 1-855-9VISIUM or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-9VISIUM to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

VISIUM EVENT DRIVEN FUND

Investment Adviser	Visium Asset Management, LP
888 Seventh Avenue, 22nd Floor
New York, New York 10019

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/14
Audit Fees	$18,075
Audit-Related Fees	0
Tax Fees	2,835
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 5/31/14
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/14
Registrant	$0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. A copy of the registrant’s Code of Ethics if files herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date   August 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    August 5, 2014

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    August 5, 2014

* Print the name and title of each signing officer under his or her signature.